Discontinued Operations (Details Textual) € in Millions, ₪ in Millions			1 Months Ended	12 Months Ended
	Dec. 18, 2017 ILS (₪)	Dec. 18, 2017 EUR (€)	Nov. 29, 2017 EUR (€)	Dec. 31, 2018
Discontinued Operations (Textual)
Property value			€ 169.2
Percentage of outstanding share capital			98.20%
Transaction expenses			€ 81.0
Net proceeds from vendor loan			€ 8.0
Vendor loan granted period			3 years
Vendor loan bearing interest			5.00%
Net proceeds outstanding loan	₪ 240	€ 11.6
Voting rights, description				Although the Company has no voting rights in general meeting, still it has 2 directors out of 3 as its representatives. This fact indicates that the Company has significant influence on PC and as a result the investment in PC is accounted for using equity method.